Restricted cash and restricted time deposit	12 Months Ended
Dec. 31, 2012
Restricted cash and restricted time deposit
Restricted cash and restricted time deposit

5. Restricted cash and restricted time deposit

        To meet the requirements of specific business operations, including guarantees for office rental and royalty fee of a licensed game, the Group has RMB158,077 and RMB55,044,000 restricted cash, and Nil and RMB7,814,450 non-current restricted time deposit, respectively, as of December 31, 2011 and 2012. To maintain guarantee balances at the bank as a collateral for the short term loans of US dollars (see Note 14), as of December 31, 2011 and December 31, 2012, the Group has RMB535,342,354 and RMB836,418,180 restricted cash, and RMB125,717,425 and Nil non-current restricted time deposit, respectively, which were bank deposits with the original term of one to three years at certain banks.